Stockholder's Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholder's Equity
Note 9. Stockholder’s Deficit
Common Stock
As of December 31, 2019, the Company had 20,800,000 shares of Common Stock authorized and 9,880,277 shares outstanding.
In connection with the issuance of Series X preferred equity shares, the Company filed an amended and restated charter in Delaware by which all of the Company’s existing Common Stock was reclassified into Class A Common Stock (still with one vote per share), and a new class of common stock, the Class B Common Stock, was authorized with ten votes per share.
Pursuant to a share exchange agreement (the “Exchange Agreement”) entered in August 2020, immediately prior to the closing of the merger, the Company will exchange all of the Founder’s Class A Common Stock for Class B Common Stock. No Class B Common Stock will be issued other than pursuant to this exchange.
As of September 30, 2020, the Company had 31,500,000 Class A and 7,711,738 Class B Common Stock authorized, respectively, and 9,763,078, shares of Class A and 0 shares of Class B Common Stock outstanding, respectively.
In the event of liquidation, dissolution, distribution of assets, or winding up of the Company, the holders have equal rights to receive all the assets of the Company, after the rights of the holders of the preferred stock, if any, have been satisfied.
Founders Preferred Stock
1,922,600 shares of founders preferred stock were issued in 2015. The compensation expense associated with the founders preferred stock is immaterial to the financial statements. The founders preferred stock is substantively the same as common stock, as they share identical rights and features. The founders preferred stock can be converted into Common Stock on a one-to-one
basis at any time. The founders preferred stock is presented as a component of the Company’s permanent equity.

Note 12. Deficit
Common Stock
As of December 31, 2018, the Company had 13,000,000 shares of Common Stock authorized and 9,593,220 shares outstanding. In the event of liquidation, dissolution, distribution of assets, or winding up of the Company, the holders have equal rights to receive all the assets of the Company, after the rights of the holders of the preferred stock, if any, have been satisfied.
As of December 31, 2019, the Company has 20,800,000 shares of Common Stock authorized and 9,880,277 shares outstanding.
Treasury Stock
As of December 31, 2018, and December 31, 2019, the Company has 262,116 and 363,766 shares of treasury stock outstanding respectively.
Founders Preferred Stock
1,922,600 shares of Founders Preferred Stock were issued in 2015. The compensation expense associated with the Founders Preferred Stock is immaterial to the financial statements. The Founders Preferred Stock is substantively the same as Common Stock, as they share identical rights and features. The Founders Preferred Stock can be converted into Common Stock on a one-to-one
basis at any time. The Founders Preferred Stock is presented as a component of the Company’s permanent equity.

Gores Metropoulos, Inc.
Stockholder's Equity
9.	Stockholders’ Equity
Common Stock
The Company is authorized to issue 220,000,000 shares of common stock, consisting of 200,000,000 shares of Class A Stock, par value $0.0001 per share and 20,000,000 Founder Shares, par value $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share of common stock and vote together as a single class. At September 30, 2020, there were 40,000,000 shares of Class A Stock (inclusive of the 38,420,462 shares subject to redemption) and 10,000,000 Founder Shares issued and outstanding.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At September 30, 2020, there were no shares of preferred stock issued and outstanding.

9. Stockholders’ Equity
Common Stock
The Company is authorized to issue 220,000,000 shares of common stock, consisting of 200,000,000 shares of Class A common stock, par value $0.0001 per share and 20,000,000 shares of Class F common stock, par value $0.0001 per share. Holders of the Company’s Common Stock are entitled to one vote for each share of Common Stock and vote together as a single class. At December 31, 2019, there were 40,000,000 shares of Class A common stock and 10,000,000 shares of Class F common stock issued and outstanding.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At December 31, 2019, there were no shares of preferred stock issued and outstanding.